General information	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information

1. General information

Fenbo Holdings Limited (the “Company”) was incorporated in the Cayman Islands on September 30, 2022 as an exempted company with limited liability. The Company conducts its primary operations of manufacture and production of premium personal care electronic appliance (such as electrical hair styling products such as hair dryers, straighteners, curlers, trimmers, etc.) through its indirectly held wholly owned subsidiaries.

Details of the Company and its subsidiaries (together the “Company” or the “Group”) are set out in the table as follows:

Name	Date of incorporation	Place of incorporation	Principal activities
Fenbo Holdings Limited	September 30, 2022	Cayman Islands	Investment holding
Rich Legend Holdings Limited (“RLHL”)	October 21, 2022	The British Virgin Islands	Intermediate holding company
Fenbo Industries Limited (“Fenbo Industries”)	June 17, 1993	Hong Kong	Intermediate holding company and trading of electronic appliance
Fenbo Plastic Products Factory (Shenzhen) Limited (“Fenbo SZ”)	October 19, 2010	People’s Republic of China (“PRC”)	Manufacture and production of electronic appliance
Able Industries Limited (“Able Industries”)	November 7, 2005	Hong Kong	Marketing